Benefit Plans - Assumptions used to Determine Benefit Obligation and Net Periodic Expense (Details) - Postretirement Benefits [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans [Abstract]
Discount rate	5.56%	5.69%	5.18%
Discount rate	5.69%	5.18%	5.44%
Expected long-term rate of return on assets, net of tax	4.00%	4.00%	4.00%